CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 61,531	372,493	229,367
Short-term investments	34,587	209,381	320,727
Due from a related party	10	58
Inventories	8,685	52,579	42,159
Prepaid rent	2,368	14,336	13,063
Prepaid expenses and other current assets	3,753	22,714	21,837
Deferred tax assets-current	310	1,879	771
Total current assets	111,244	673,440	627,924
Property and equipment, net	65,837	398,555	368,239
Goodwill	919	5,563	5,563
Deferred tax assets-non current	1,254	7,592	6,025
Deposits for leases	3,516	21,286	17,968
Total assets	182,770	1,106,436	1,025,719
Current liabilities:
Accounts payable	8,949	54,176	49,139
Deferred revenue	1,059	6,410	3,544
Due to a related party			25
Accrued payroll	4,564	27,631	23,734
Income taxes payable	1,307	7,911	7,437
Other current liabilities	8,464	51,240	46,627
Total current liabilities	24,343	147,368	130,506
Deferred rent-non current	3,948	23,897	21,631
Prepaid subscription	2	12	158
Advance receipts from depositary bank	446	2,702	3,296
Total liabilities	28,739	173,979	155,591
Equity:
Ordinary shares, par value $0.001, 1,000,000,000 shares authorized, 104,404,831 and 106,296,674 shares issued and outstanding as of December 31, 2012 and 2013, respectively	125	756	745
Additional paid-in capital	122,771	743,219	719,641
Retained earnings	32,644	197,618	158,068
Accumulated other comprehensive loss	(1,509)	(9,136)	(8,326)
Total equity	154,031	932,457	870,128
Total liabilities and equity	$ 182,770	1,106,436	1,025,719